Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-1
Statement to Securityholders
Determination Date: July 10, 2024

Payment Date	7/15/2024
Collection Period Start	6/1/2024
Collection Period End	6/30/2024
Interest Period Start	6/17/2024
Interest Period End	7/14/2024

Cut-Off Date Net Pool Balance	$1,495,738,191.10
Cut-Off Date Adjusted Pool Balance	$1,356,480,551.60

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Mar-24
Class A-2 Notes	$176,616,079.30	$27,612,854.83	$149,003,224.47	0.293256	May-26
Class A-3 Notes	$475,000,000.00	$—	$475,000,000.00	1.000000	Feb-28
Class A-4 Notes	$98,700,000.00	$—	$98,700,000.00	1.000000	Aug-28
Class B Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class C Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class D Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	May-29
Total Notes	$790,996,079.30	$27,612,854.83	$763,383,224.47

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$870,031,336.97	$839,209,742.48	0.561067
YSOC Amount	$75,644,056.29	$72,435,316.63
Adjusted Pool Balance	$794,387,280.68	$766,774,425.85
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Reserve Account Balance	$3,391,201.38	$3,391,201.38

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	4.90000%	ACT/360	$—
Class A-2 Notes	$176,616,079.30	5.20000%	30/360	$765,336.34
Class A-3 Notes	$475,000,000.00	4.87000%	30/360	$1,927,708.33
Class A-4 Notes	$98,700,000.00	4.76000%	30/360	$391,510.00
Class B Notes	$13,560,000.00	5.07000%	30/360	$57,291.00
Class C Notes	$13,560,000.00	5.36000%	30/360	$60,568.00
Class D Notes	$13,560,000.00	6.34000%	30/360	$71,642.00
Total Notes	$790,996,079.30			$3,274,055.67

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$870,031,336.97	$839,209,742.48
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$794,387,280.68	$766,774,425.85
Number of Receivables Outstanding	46,988	46,301
Weighted Average Contract Rate	3.91%	3.92%
Weighted Average Remaining Term (months)	43.9	42.9

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$2,746,218.98
Principal Collections	$30,551,542.06
Liquidation Proceeds	$151,390.45
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$33,449,151.49
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$33,449,151.49

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$725,026.11	$725,026.11	$—	$—	$32,724,125.38
Interest - Class A-1 Notes	$—	$—	$—	$—	$32,724,125.38
Interest - Class A-2 Notes	$765,336.34	$765,336.34	$—	$—	$31,958,789.04
Interest - Class A-3 Notes	$1,927,708.33	$1,927,708.33	$—	$—	$30,031,080.71
Interest - Class A-4 Notes	$391,510.00	$391,510.00	$—	$—	$29,639,570.71
First Allocation of Principal	$—	$—	$—	$—	$29,639,570.71
Interest - Class B Notes	$57,291.00	$57,291.00	$—	$—	$29,582,279.71
Second Allocation of Principal	$—	$—	$—	$—	$29,582,279.71
Interest - Class C Notes	$60,568.00	$60,568.00	$—	$—	$29,521,711.71
Third Allocation of Principal	$10,661,653.45	$10,661,653.45	$—	$—	$18,860,058.26
Interest - Class D Notes	$71,642.00	$71,642.00	$—	$—	$18,788,416.26
Fourth Allocation of Principal	$13,560,000.00	$13,560,000.00	$—	$—	$5,228,416.26
Reserve Account Deposit Amount	$—	$—	$—	$—	$5,228,416.26
Regular Principal Distribution Amount	$3,391,201.38	$3,391,201.38	$—	$—	$1,837,214.88
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,837,214.88
Remaining Funds to Certificates	$1,837,214.88	$1,837,214.88	$—	$—	$—
Total	$33,449,151.49	$33,449,151.49	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$75,644,056.29
Increase/(Decrease)	$(3,208,739.66)
Ending YSOC Amount	$72,435,316.63

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$794,387,280.68	$766,774,425.85
Note Balance	$790,996,079.30	$763,383,224.47
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Target Overcollateralization Amount	$3,391,201.38	$3,391,201.38
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,201.38
Beginning Reserve Account Balance	$3,391,201.38
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,201.38

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	22	$270,052.43
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	104	$151,390.45
Monthly Net Losses (Liquidation Proceeds)			$118,661.98
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.15%
Second Preceding Collection Period			0.01%
Preceding Collection Period			0.11%
Current Collection Period			0.17%
Four-Month Average Net Loss Ratio			0.11%
Cumulative Net Losses for All Periods			$3,213,667.20
Cumulative Net Loss Ratio			0.21%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.28%	108	$2,373,836.19
60-89 Days Delinquent	0.11%	38	$938,349.56
90-119 Days Delinquent	0.04%	12	$309,980.00
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.43%	158	$3,622,165.75

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		5	$106,213.30
Total Repossessed Inventory		5	$106,213.30

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		50	$1,248,329.56
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.11%
Second Preceding Collection Period			0.13%
Preceding Collection Period			0.11%
Current Collection Period			0.15%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of June 2024.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.54	0.06%	23	0.05%